Offerings - Offering: 1	Apr. 18, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Fee Rate	0.01531%
Offering Note	1.a. Omitted pursuant to Form F-3 Instructions to the Calculation of Filing Fee Tables and Related Disclosure 2.A.iii.c. An indeterminate aggregate initial offering price, aggregate number or principal amount of the securities is being registered as may from time to time be offered at indeterminate prices. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any share split, share dividend or pursuant to anti-dilution provisions of any of the securities registered pursuant to this registration statement. 1.b. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.